INVESTMENT PROPERTIES - Narrative (Details) - USD ($) $ in Millions	6 Months Ended
	Jun. 30, 2026	Dec. 31, 2025
Investment property [abstract]
Dispositions	$ (5,857)
Disclosure of significant unobservable inputs used in fair value measurement of assets [line items]
Investment properties	84,239	$ 85,613
Additions from acquisitions and business combinations, investment property	(5,199)
Investment property [member]
Disclosure of significant unobservable inputs used in fair value measurement of assets [line items]
Right-of-use assets	4,400	$ 4,400
Transitional and Development [Member]
Disclosure of significant unobservable inputs used in fair value measurement of assets [line items]
Investment properties	5,090
Core plus
Disclosure of significant unobservable inputs used in fair value measurement of assets [line items]
Investment properties	$ 10,164